Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$778,840.04

Principal:
Principal Collections	$9,753,597.93
Prepayments in Full	$4,594,800.76
Liquidation Proceeds	$106,726.34
Recoveries	$31,253.00
Sub Total	$14,486,378.03
Collections	$15,265,218.07

Purchase Amounts:
Purchase Amounts Related to Principal	$224,696.68
Purchase Amounts Related to Interest	$1,214.86
Sub Total	$225,911.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,491,129.61

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,491,129.61
Servicing Fee	$188,024.00	$188,024.00	$0.00	$0.00	$15,303,105.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,303,105.61
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,303,105.61
Interest - Class A-3 Notes	$17,695.53	$17,695.53	$0.00	$0.00	$15,285,410.08
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$15,180,274.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,180,274.66
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$15,125,002.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,125,002.66
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$15,083,109.99
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,083,109.99
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$15,028,276.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,028,276.66
Regular Principal Payment	$14,206,373.48	$14,206,373.48	$0.00	$0.00	$821,903.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$821,903.18
Residual Released to Depositor	$0.00	$821,903.18	$0.00	$0.00	$0.00
Total		$15,491,129.61

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,206,373.48
Total					$14,206,373.48
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,206,373.48	$33.81	$17,695.53	$0.04	$14,224,069.01	$33.85
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$14,206,373.48	$10.58	$274,828.95	$0.20	$14,481,202.43	$10.78

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$25,895,894.01	0.0616275	$11,689,520.53	0.0278189
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$218,945,894.01	0.1631186	$204,739,520.53	0.1525346

Pool Information
Weighted Average APR	4.269%	4.281%
Weighted Average Remaining Term	25.57	24.79
Number of Receivables Outstanding	21,624	20,952
Pool Balance	$225,628,805.14	$210,863,088.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$218,945,894.01	$204,739,520.53
Pool Factor	0.1654190	0.1545936

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$6,819,916.28
Yield Supplement Overcollateralization Amount	$6,123,567.99
Targeted Overcollateralization Amount	$6,123,567.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,123,567.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$85,894.91
(Recoveries)		108	$31,253.00
Net Loss for Current Collection Period			$54,641.91
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2906%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4508%
Second Preceding Collection Period			0.2427%
Preceding Collection Period			0.9269%
Current Collection Period			0.3004%
Four Month Average (Current and Preceding Three Collection Periods)			0.4802%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,216	$8,395,414.43
(Cumulative Recoveries)			$1,589,892.73
Cumulative Net Loss for All Collection Periods			$6,805,521.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4989%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,991.32
Average Net Loss for Receivables that have experienced a Realized Loss			$1,614.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.36%	371	$4,977,296.66
61-90 Days Delinquent	0.30%	45	$626,041.16
91-120 Days Delinquent	0.07%	7	$142,634.99
Over 120 Days Delinquent	0.34%	42	$720,885.14
Total Delinquent Receivables	3.07%	465	$6,466,857.95

Repossession Inventory:
Repossessed in the Current Collection Period		7	$101,571.05
Total Repossessed Inventory		17	$221,023.61

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4137%
Preceding Collection Period			0.3885%
Current Collection Period			0.4486%
Three Month Average			0.4169%

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer